Other operating expenses - Summary of Detailed Information of Other Operating Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Expense [Line Items]
Employee expenses	€ (1,852)	€ (1,818)	€ (1,711)
Insurance related [member]
Disclosure Of Other Operating Expense [Line Items]
Policyholder claims and benefits	(6,258)	(6,520)	(6,965)
Onerous contract losses (and reversals)	(1,132)	(1,111)	(1,081)
Commissions	(1,533)	(1,449)	(1,403)
Handling and clearing fees	0		0
Employee expenses	(567)	(620)	(604)
Administration expenses	(523)	(500)	(551)
Deferred transaction expenses	0
Amortization of deferred expenses	0
Amortization of other intangibles	0
Total	(10,012)	(10,200)	(10,604)
Amounts attributed to acquisition cash flows	1,151	983	956
Amortization of acquisition cash flows	(538)	(553)	(558)
Amortization of acquisition cash flows PAA	(24)	(20)	(19)
Total other operating expenses	(9,423)	(9,790)	(10,226)
Non-Insurance related [member]
Disclosure Of Other Operating Expense [Line Items]
Policyholder claims and benefits	0
Onerous contract losses (and reversals)	0
Commissions	(928)	(937)	(1,069)
Handling and clearing fees	(27)	(30)	(32)
Right of use assets – interest expense	(6)	(6)	(7)
Employee expenses	(1,285)	(1,198)	(1,107)
Administration expenses	(684)	(785)	(780)
Deferred transaction expenses	43	35	29
Amortization of deferred expenses	(23)	(22)	(21)
Amortization of other intangibles	(18)	(17)	(13)
Total	(2,928)	(2,961)	(3,000)
Total other operating expenses	€ (2,928)	€ (2,961)	€ (3,000)